Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for fiscal 2016, 2017 and 2018:

	March 31, 2016
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326
Provision (Reversal)	7,367	(491)	3,362	(1,308)	2,787	11,717
Charge-offs	(7,572)	(504)	(5,298)	(1,236)	(4,075)	(18,685)
Recoveries	543	0	393	232	13	1,181
Other*2	344	(5,353)	(738)	(172)	(549)	(6,468)

Ending balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071

Individually evaluated for impairment	2,770	1,323	12,552	5,888	0	22,533
Not individually evaluated for impairment	10,497	477	10,839	2,345	13,380	37,538

Financing receivables:
Ending balance	¥1,461,982	¥81,211	¥996,649	¥30,524	¥1,190,136	¥3,760,502

Individually evaluated for impairment	14,101	11,057	37,422	11,013	0	73,593
Not individually evaluated for impairment	1,447,881	70,154	959,227	19,511	1,190,136	3,686,909

	March 31, 2017
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071
Provision (Reversal)	17,844	1,134	3,564	(1,247)	1,372	22,667
Charge-offs	(13,363)	0	(4,485)	(841)	(4,067)	(22,756)
Recoveries	469	0	222	232	11	934
Other*3	382	17	(1,613)	(316)	(159)	(1,689)

Ending balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227

Individually evaluated for impairment	2,927	2,114	10,565	4,462	0	20,068
Not individually evaluated for impairment	15,672	837	10,514	1,599	10,537	39,159

Financing receivables :
Ending balance	¥1,616,009	¥88,726	¥1,063,628	¥24,795	¥1,204,024	¥3,997,182

Individually evaluated for impairment	16,667	6,032	28,883	7,443	0	59,025
Not individually evaluated for impairment	1,599,342	82,694	1,034,745	17,352	1,204,024	3,938,157

	March 31, 2018
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227
Provision (reversal)	11,922	(173)	3,814	(539)	2,241	17,265
Charge-offs	(9,784)	(2,031)	(4,643)	(1,375)	(2,733)	(20,566)
Recoveries	657	0	260	152	32	1,101
Other*4	(198)	(59)	(2,103)	(7)	12	(2,355)

Ending balance	¥21,196	¥688	¥18,407	¥4,292	¥10,089	¥54,672

Individually evaluated for impairment	3,020	149	8,295	2,880	0	14,344
Not individually evaluated for impairment	18,176	539	10,112	1,412	10,089	40,328

Financing receivables :
Ending balance	¥1,739,173	¥73,305	¥974,058	¥18,933	¥1,194,888	¥4,000,357

Individually evaluated for impairment	18,911	3,745	19,385	5,101	0	47,142
Not individually evaluated for impairment	1,720,262	69,560	954,673	13,832	1,194,888	3,953,215

Note:	Loans held for sale are not included in the table above.
*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourseloans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off experience. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and direct financing leases. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2017 and 2018:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥6,524	¥6,499	¥0
Consumer borrowers		973	956	0
	Housing loans	973	956	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		5,439	5,431	0
Non-recourse loans	Japan	0	0	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	8	2	0
	Other	5,431	5,429	0
Purchased loans		112	112	0
With an allowance recorded *2		52,501	51,153	20,068
Consumer borrowers		15,694	14,775	2,927
	Housing loans	3,271	2,796	1,202
	Card loans	4,102	4,091	616
	Other	8,321	7,888	1,109
Corporate borrowers		29,476	29,047	12,679
Non-recourse loans	Japan	203	202	35
	The Americas	5,829	5,829	2,079
Other	Real estate companies	7,212	7,154	1,638
	Entertainment companies	1,728	1,720	637
	Other	14,504	14,142	8,290
Purchased loans		7,331	7,331	4,462

Total		¥59,025	¥57,652	¥20,068

Consumer borrowers		16,667	15,731	2,927

	Housing loans	4,244	3,752	1,202

	Card loans	4,102	4,091	616

	Other	8,321	7,888	1,109

Corporate borrowers		34,915	34,478	12,679

Non-recourse loans	Japan	203	202	35

	The Americas	5,829	5,829	2,079

Other	Real estate companies	7,212	7,154	1,638

	Entertainment companies	1,736	1,722	637

	Other	19,935	19,571	8,290

Purchased loans		7,443	7,443	4,462

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥7,813	¥7,774	¥0
Consumer borrowers		409	409	0
	Housing loans	184	184	0
	Card loans	0	0	0
	Other	225	225	0
Corporate borrowers		7,301	7,262	0
Non-recourse loans	Japan	0	0	0
	The Americas	3,395	3,395	0
Other	Real estate companies	1,003	1,003	0
	Entertainment companies	7	0	0
	Other	2,896	2,864	0
Purchased loans		103	103	0
With an allowance recorded *2		39,329	37,943	14,344
Consumer borrowers		18,502	17,953	3,020
	Housing loans	3,360	3,068	984
	Card loans	4,060	4,051	631
	Other	11,082	10,834	1,405
Corporate borrowers		15,829	15,227	8,444
Non-recourse loans	Japan	254	254	53
	The Americas	96	96	96
Other	Real estate companies	1,544	1,482	543
	Entertainment companies	1,581	1,570	576
	Other	12,354	11,825	7,176
Purchased loans		4,998	4,763	2,880

Total		¥47,142	¥45,717	¥14,344

Consumer borrowers		18,911	18,362	3,020

	Housing loans	3,544	3,252	984

	Card loans	4,060	4,051	631

	Other	11,307	11,059	1,405

Corporate borrowers		23,130	22,489	8,444

Non-recourse loans	Japan	254	254	53

	The Americas	3,491	3,491	96

Other	Real estate companies	2,547	2,485	543

	Entertainment companies	1,588	1,570	576

	Other	15,250	14,689	7,176

Purchased loans		5,101	4,866	2,880

Note:	Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourseloans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2016, 2017 and 2018:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans*	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥13,215	¥317	¥269
	Housing loans	5,090	176	148
	Card loans	3,970	69	59
	Other	4,155	72	62
Corporate borrowers		58,138	974	947
Non-recourse loans	Japan	5,117	7	7
	The Americas	11,759	275	275
Other	Real estate companies	13,843	210	198
	Entertainment companies	3,505	102	99
	Other	23,914	380	368
Purchased loans		12,864	0	0

Total		¥84,217	¥1,291	¥1,216

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans*	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥15,166	¥316	¥277
	Housing loans	4,261	146	130
	Card loans	4,113	67	58
	Other	6,792	103	89
Corporate borrowers		39,667	626	576
Non-recourse loans	Japan	1,224	6	6
	The Americas	5,679	66	66
Other	Real estate companies	7,720	189	177
	Entertainment companies	2,134	76	76
	Other	22,910	289	251
Purchased loans		9,348	591	591

Total		¥64,181	¥1,533	¥1,444

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans*	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥17,799	¥402	¥300
	Housing loans	4,143	191	121
	Card loans	4,081	60	52
	Other	9,575	151	127
Corporate borrowers		30,661	204	196
Non-recourse loans	Japan	210	8	8
	The Americas	4,972	6	6
Other	Real estate companies	5,657	53	52
	Entertainment companies	1,667	44	43
	Other	18,155	93	87
Purchased loans		6,304	18	3

Total		¥54,764	¥624	¥499

Note:	Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2017 and 2018:

	March 31, 2017
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,589,620	¥16,667	¥9,722	¥26,389	¥1,616,009
	Housing loans	1,273,603	4,244	1,685	5,929	1,279,532
	Card loans	264,559	4,102	1,346	5,448	270,007
	Other	51,458	8,321	6,691	15,012	66,470
Corporate borrowers		1,117,439	34,915	0	34,915	1,152,354
Non-recourse loans	Japan	12,555	203	0	203	12,758
	The Americas	70,139	5,829	0	5,829	75,968
Other	Real estate companies	313,947	7,212	0	7,212	321,159
	Entertainment companies	94,190	1,736	0	1,736	95,926
	Other	626,608	19,935	0	19,935	646,543
Purchased loans		17,352	7,443	0	7,443	24,795
Direct financing leases		1,192,424	0	11,600	11,600	1,204,024
	Japan	839,848	0	6,442	6,442	846,290
	Overseas	352,576	0	5,158	5,158	357,734

Total		¥3,916,835	¥59,025	¥21,322	¥80,347	¥3,997,182

	March 31, 2018
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,707,514	¥18,911	¥12,748	¥31,659	¥1,739,173
	Housing loans	1,397,217	3,544	2,077	5,621	1,402,838
	Card loans	258,478	4,060	1,785	5,845	264,323
	Other	51,819	11,307	8,886	20,193	72,012
Corporate borrowers		1,024,233	23,130	0	23,130	1,047,363
Non-recourse loans	Japan	18,064	254	0	254	18,318
	The Americas	51,496	3,491	0	3,491	54,987
Other	Real estate companies	326,165	2,547	0	2,547	328,712
	Entertainment companies	81,726	1,588	0	1,588	83,314
	Other	546,782	15,250	0	15,250	562,032
Purchased loans		13,832	5,101	0	5,101	18,933
Direct financing leases		1,182,804	0	12,084	12,084	1,194,888
	Japan	820,225	0	5,943	5,943	826,168
	Overseas	362,579	0	6,141	6,141	368,720

Total		¥3,928,383	¥47,142	¥24,832	¥71,974	¥4,000,357

Note:	Loans held for sale are not included in the table above.

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due 90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2017 and 2018:

	March 31, 2017
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,433	¥12,971	¥19,404	¥1,616,009	¥12,971
	Housing loans	2,314	3,420	5,734	1,279,532	3,420
	Card loans	518	1,825	2,343	270,007	1,825
	Other	3,601	7,726	11,327	66,470	7,726
Corporate borrowers		4,902	15,224	20,126	1,152,354	24,474
Non-recourse loans	Japan	0	0	0	12,758	0
	The Americas	4,028	4,940	8,968	75,968	5,768
Other	Real estate companies	37	1,867	1,904	321,159	1,867
	Entertainment companies	0	140	140	95,926	140
	Other	837	8,277	9,114	646,543	16,699
Direct financing leases		4,834	11,600	16,434	1,204,024	11,600
	Japan	535	6,442	6,977	846,290	6,442
	Overseas	4,299	5,158	9,457	357,734	5,158

Total		¥16,169	¥39,795	¥55,964	¥3,972,387	¥49,045

	March 31, 2018
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,750	¥15,740	¥22,490	¥1,739,173	¥15,740
	Housing loans	2,560	3,340	5,900	1,402,838	3,340
	Card loans	604	2,268	2,872	264,323	2,268
	Other	3,586	10,132	13,718	72,012	10,132
Corporate borrowers		3,404	8,949	12,353	1,047,363	18,326
Non-recourse loans	Japan	0	0	0	18,318	0
	The Americas	1,655	92	1,747	54,987	3,491
Other	Real estate companies	346	644	990	328,712	1,593
	Entertainment companies	0	760	760	83,314	760
	Other	1,403	7,453	8,856	562,032	12,482
Direct financing leases		5,184	12,084	17,268	1,194,888	12,084
	Japan	628	5,943	6,571	826,168	5,943
	Overseas	4,556	6,141	10,697	368,720	6,141

Total		¥15,338	¥36,773	¥52,111	¥3,981,424	¥46,150

Note:	Loans held for sale and purchased loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtor’s creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2016, 2017 and 2018:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥6,436	¥4,890
	Housing loans	71	23
	Card loans	2,405	1,910
	Other	3,960	2,957
Corporate borrowers		584	582
Non-recourse loans	The Americas	575	575
Other	Other	9	7

Total		¥7,020	¥5,472

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥10,721	¥8,253
	Housing loans	640	587
	Card loans	2,120	1,687
	Other	7,961	5,979
Corporate borrowers		729	693
Other	Other	729	693

Total		¥11,450	¥8,946

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,632	¥7,015
	Housing loans	12	12
	Card loans	2,169	1,589
	Other	7,451	5,414
Corporate borrowers		7,983	7,872
Non-recourse loans	The Americas	3,460	3,460
Other	Other	4,523	4,412

Total		¥17,615	¥14,887

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2016 and for which there was a payment default during fiscal 2016:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥68
	Card loans	45
	Other	23

Total		¥68

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2017 and for which there was a payment default during fiscal 2017:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,526
	Card loans	47
	Other	1,479

Total		¥1,526

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2018 and for which there was a payment default during fiscal 2018:

	March 31, 2018
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥99
	Card loans	25
	Other	74
Corporate borrowers		7,872
Non-recourse loans	The Americas	3,460
Other	Other	4,412

Total		¥7,971

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

As of March 31, 2017 and 2018, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥324 million and ¥245 million as of March 31, 2017 and 2018, respectively.